Notes Payable - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) Agreement	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 CNY (¥) Agreement	Dec. 31, 2014 USD ($) Agreement	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Bank acceptances total amount								$ 7,816	$ 21,280
Restricted cash								2,881
Subsequent Event
Debt Instrument [Line Items]
Bank acceptances total amount	¥ 40						$ 5,761
Bankers Acceptance
Debt Instrument [Line Items]
Number of agreements | Agreement			5	5	8	2
Bank acceptances total amount			¥ 100		¥ 100	$ 9,670		14,403	15,437
Security deposit in bank account						4,835		7,202	7,719
Land use rights carrying value						$ 7,976		6,820	$ 7,474
Repayment of notes payable			¥ 60	$ 8,642
Restricted cash								$ 2,881
Bankers Acceptance | Subsequent Event
Debt Instrument [Line Items]
Repayment of notes payable	¥ 40	$ 5,761